PROSPECTUS SUPPLEMENT DATED JANUARY 14, 2009

The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and Series II shares of the Fund listed below:

AIM V.I. BASIC BALANCED FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - "Bret Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1998. As lead manager, Mr. Stanley has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.

     - Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1996.

     - Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2002.

     - R. Cannon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1999.

     - Matthew Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1998.

     - Michael Simon, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 2001.

          More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JANUARY 14, 2009

The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and Series II shares of the Fund listed below:

AIM V.I. DIVERSIFIED INCOME FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1996.

     - Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2002.

     - Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Institutional and/or its affiliated since 2001.

     - Darren Hughes, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Institutional and/or its affiliated since 1992.

          More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JANUARY 14, 2009

The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and Series II shares of the Fund listed below:

AIM V.I. GOVERNMENT SECURITIES FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Clint Dudley, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1998.

     - Brian Schneider, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1987.

          More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."